Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings	CAD 1,125	CAD 713
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,055	873
Amortization - intangible assets	97	79
Amortization - other	27	31
Deferred income tax expense (Note 23)	544	98
Accrued employee future benefits	27	58
Equity component of allowance for funds used during construction (Note 22)	(74)	(37)
Other	(16)	64
Change in long-term regulatory assets and liabilities	68	(17)
Change in working capital (Note 27)	(97)	22
Cash from operating activities	2,756	1,884
Investing activities
Capital expenditures - property, plant and equipment	(2,813)	(1,912)
Capital expenditures - intangible assets	(211)	(149)
Contributions in aid of construction	102	50
Proceeds on sale of assets	6	50
Business acquisitions, net of cash acquired (Note 25)	0	(4,841)
Other	(109)	(89)
Cash used in investing activities	(3,025)	(6,891)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 14)	2,538	4,136
Repayments of long-term debt and capital lease and finance obligations	(952)	(336)
Borrowings under committed credit facilities (Note 31)	2,085	668
Repayments under committed credit facilities (Note 31)	(2,039)	(499)
Net repayments and borrowings under committed credit facilities (Note 31)	(365)	(76)
Net change in short-term borrowings	(892)	392
Advances from non-controlling interests	4	1,361
Issue of common shares to an institutional investor	500	0
Issue of common shares, net of costs, and dividends reinvested	61	45
Redemption of preference shares (Note 18)	0	(200)
Dividends
Common shares, net of dividends reinvested	(419)	(316)
Preference shares	(65)	(72)
Subsidiary dividends paid to non-controlling interests	(109)	(53)
Other	(8)	0
Cash from financing activities	339	5,050
Effect of exchange rate changes on cash and cash equivalents	(12)	(16)
Change in cash and cash equivalents	58	27
Cash and cash equivalents, beginning of year	269	242
Cash and cash equivalents, end of year	CAD 327	CAD 269